RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-	RELATED PARTY BALANCES AND TRANSACTIONS

The Company provided research and development services to one of its affiliates, Neviah Genomics Ltd., in consideration for pre-scheduled determined fees in accordance with a research collaboration and license agreement entered into in June 2012. During the six-month period ended June 30, 2015 and 2014 the Company recognized $ 71 and $ 142, respectively, in revenues from such agreement.